Summarized Financial Information of Derivative Financial Instruments (Detail) - Interest Rate Swap - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
Non-cash loss from change in fair value recorded in Other, net	$ (1,538)	$ (1,362)	$ (1,503)
Loss reclassified from comprehensive loss to Other, net			(118)
Net cash settlement	$ (1,054)	$ (1,371)	$ (1,602)